COMMITMENT AND CONTINGENCIES (Details Narrative) - Commercial Lease Agreement [Member] - Vita Products LLC [Member]	1 Months Ended
	Oct. 01, 2017 USD ($) a	Sep. 30, 2017 USD ($)
Lease agreement term	2 years
Area of office space | a	2,100
Lease rent expense per month	$ 2,750
Lease commitment	$ 66,000
Security deposit		$ 5,500